Property, Plant And Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 35,011		¥ 13,499
Less: accumulated depreciation	(6,256)		(2,698)
Property, plant and equipment, net	28,755	$ 4,420	10,801
Software and Electronic Equipment
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	7,092		5,627
Building
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	18,592
Leasehold Improvements
Property Plant And Equipment [Line Items]
Property, plant and equipment, gross	¥ 9,327		¥ 7,872